Accumulated Other Comprehensive Loss - Statement of Comprehensive Income (Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense (benefit) for defined benefit pension plans		$ 0.8	$ (1.1)
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense (benefit) for interest rate swap	$ (0.1)	0.1
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense (benefit) for defined benefit pension plans	0.1	$ 0.2	$ 0.2
Reclassification out of Accumulated Other Comprehensive Income | Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense (benefit) for interest rate swap	$ 0.1